Income Tax - Breakdown of Deferred Taxes by Nature (Details) € in Thousands	6 Months Ended
Jun. 30, 2022 EUR (€)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	€ (2,315)
Deferred tax assets	1,712
TOTAL	(602)
Impact on equity	(52)
Impact on the profit/loss	7
Deferred tax liabilities	(2,045)
Deferred tax assets	1,397
TOTAL	(647)
Deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Impact on equity	6
Impact on the profit/loss	264
Deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Impact on equity	(58)
Impact on the profit/loss	€ (257)